LINE OF CREDIT (Detail Textuals)	3 Months Ended		12 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended								2 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 Line of credit USD ($)	Dec. 31, 2011 Line of credit USD ($)	Feb. 27, 2013 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Mar. 31, 2013 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Dec. 31, 2012 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Dec. 31, 2012 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit CAD	Apr. 30, 2013 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Dec. 31, 2011 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Mar. 31, 2013 RBC Credit Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Mar. 31, 2013 RBC Credit Agreement Silicon Valley Bank ("SVB") Line of credit CAD	Dec. 31, 2012 RBC Credit Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Apr. 30, 2013 Subsequent Event USD ($)	Feb. 27, 2013 Subsequent Event SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)
Line of Credit Facility [Line Items]
Aggregate amount of credit facility						$ 10,000,000	$ 10,000,000	200,000				200,000	$ 192,000
Outstanding balance on the line of credit	3,000,000					3,000,000	3,300,000			4,000,000	93,000		168,000	4,200,000
Annual Interest Rate					3.75%	7.00%	7.50%	7.50%			4.50%	4.50%	4.50%		3.75%
Violation of tangible net worth covenant						400,000
Annual interest rate, Additional percentage											1.50%	1.50%	1.50%
Availability under the line of credit						4,100,000	5,000,000		1,400,000
Terms of the BDC loan agreement, description					On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 7), 4) a modification of the rate of interest of the line of credit to 3.75% above the bank's prime rate and 5) other various terms and provisions.										On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 9), 4) a modification of the rate of interest of the line of credit to 3.75% above the bank's prime rate and 5) other various terms and provisions.
Additional term loan					1,000,000										1,000,000
Reduction in maximum availability							50.00%	50.00%
Interest expense for the lines of credit, including amortization of deferred financing costs	$ 73,000	$ 59,000	$ 375,000	$ 357,000